UNAUDITED CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Class A Common Stock Subject to Redemption	Class B Common Stock Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Oct. 06, 2020			$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			0	(1,892)	$ (1,892)
Balance at the end at Dec. 31, 2020		$ 863	24,137	(1,892)	23,108
Balance at the end (in shares) at Dec. 31, 2020		8,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Excess of cash received over fair value of private placement warrants			3,500,670		3,500,670
Remeasurement accretion of Class A common stock to redemption amount			(3,524,807)	(23,352,185)	(26,876,992)
Net income				3,112,761	3,112,761
Balance at the end at Mar. 31, 2021		$ 863		(20,241,316)	(20,240,453)
Balance at the end (in shares) at Mar. 31, 2021		8,625,000
Balance at the beginning at Dec. 31, 2020		$ 863	24,137	(1,892)	23,108
Balance at the beginning (in shares) at Dec. 31, 2020		8,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income					(4,044,088)
Balance at the end at Jun. 30, 2021		$ 863		(27,398,165)	(27,397,302)
Balance at the end (in shares) at Jun. 30, 2021		8,625,000
Balance at the beginning at Dec. 31, 2020		$ 863	24,137	(1,892)	23,108
Balance at the beginning (in shares) at Dec. 31, 2020		8,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Excess of cash received over fair value of private placement warrants			3,500,670		3,500,670
Remeasurement accretion of Class A common stock to redemption amount			(3,524,807)	(23,352,185)	(26,876,992)
Net income				2,708,241	2,708,241
Balance at the end at Dec. 31, 2021		$ 863	0	(20,645,836)	(20,644,973)
Balance at the end (in shares) at Dec. 31, 2021		8,625,000
Balance at the beginning at Mar. 31, 2021		$ 863		(20,241,316)	(20,240,453)
Balance at the beginning (in shares) at Mar. 31, 2021		8,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				(7,156,849)	(7,156,849)
Balance at the end at Jun. 30, 2021		$ 863		(27,398,165)	(27,397,302)
Balance at the end (in shares) at Jun. 30, 2021		8,625,000
Balance at the beginning at Dec. 31, 2021		$ 863	0	(20,645,836)	(20,644,973)
Balance at the beginning (in shares) at Dec. 31, 2021		8,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			0	3,628,047	3,628,047
Balance at the end at Mar. 31, 2022		$ 863	0	(17,017,789)	(17,016,926)
Balance at the end (in shares) at Mar. 31, 2022		8,625,000
Balance at the beginning at Dec. 31, 2021		$ 863	0	(20,645,836)	(20,644,973)
Balance at the beginning (in shares) at Dec. 31, 2021		8,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Remeasurement accretion of Class A common stock to redemption amount	$ (76,542)
Net income					7,251,783
Balance at the end at Jun. 30, 2022		$ 863	0	(13,470,595)	(13,469,732)
Balance at the end (in shares) at Jun. 30, 2022		8,625,000
Balance at the beginning at Mar. 31, 2022		$ 863	0	(17,017,789)	(17,016,926)
Balance at the beginning (in shares) at Mar. 31, 2022		8,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Remeasurement accretion of Class A common stock to redemption amount			0	(76,542)	(76,542)
Net income			0	3,623,736	3,623,736
Balance at the end at Jun. 30, 2022		$ 863	$ 0	$ (13,470,595)	$ (13,469,732)
Balance at the end (in shares) at Jun. 30, 2022		8,625,000